Timeshare Financing Receivables - Schedule of Financing Receivable by FICO Score (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Timeshare financing receivables	$ 1,193	$ 1,145	$ 1,082
More than 700
Financing Receivable, Recorded Investment [Line Items]
Timeshare financing receivables	763	725	663
600-699
Financing Receivable, Recorded Investment [Line Items]
Timeshare financing receivables	224	211	191
Less than 600
Financing Receivable, Recorded Investment [Line Items]
Timeshare financing receivables	28	28	28
No score
Financing Receivable, Recorded Investment [Line Items]
Timeshare financing receivables	$ 178	$ 181	$ 200